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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07870

                     Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Real Estate Shares

 Schedule of Investments  9/30/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.2%

 Consumer Services - 2.5%

 Hotels, Resorts & Cruise Lines - 2.5%

 65,600

 Pebblebrook Hotel Trust

 $

 1,026,640

 37,900

 Starwood Hotels & Resorts World Wide, Inc. (b)

 1,471,278

 $

 2,497,918

 Total Consumer Services

 $

 2,497,918

 Real Estate - 96.7%

 Diversified Real Estate Investment Trusts - 8.5%

 45,269

 American Assets Trust, Inc.

 $

 812,579

 69,300

 Liberty Property Trust (b)

 2,017,323

 87,800

 Retail Opportunity Investment Corp. (b)

 972,824

 61,000

 Vornado Realty Trust

 4,551,820

 $

 8,354,546

 IndustrialReal Estate Investment Trusts - 8.0%

 111,100

 DCT Industrial Trust, Inc. (b)

 $

 487,729

 103,300

 Dupont Fabros Technology, Inc. (b)

 2,033,977

 118,400

 First Potomac Realty Trust

 1,476,448

 163,300

 ProLogis, Inc.

 3,960,025

 $

 7,958,179

 Office Real Estate Investment Trusts - 13.0%

 31,400

 Alexandria Real Estate Equities, Inc.

 $

 1,927,646

 108,500

 BioMed Property Trust, Inc.

 1,797,845

 59,000

 Boston Properties, Inc. * (b)

 5,256,900

 26,900

 Coresite Realty Corp.

 386,015

 16,500

 Corporate Office Properties Trust

 359,370

 80,600

 Kilroy Realty Corp. (b)

 2,522,780

 50,700

 Piedmont Office Realty Trust, Inc. (b)

 819,819

 $

 13,070,375

 Real Estate Operating Companies - 1.3%

 57,600

 Brookfield Office Properties, Inc.

 $

 793,152

 43,200

 Forest City Enterprises, Inc. *

 460,510

 $

 1,253,662

 Residential Real Estate Investment Trusts - 18.6%

 29,100

 American Campus Communities, Inc. (b)

 $

 1,082,811

 44,200

 AvalonBay Communities, Inc. * (b)

 5,041,010

 40,000

 Camden Property Trust *

 2,210,400

 59,900

 Campus Crest Communities, Inc.

 651,712

 24,000

 Equity Lifestyle Properties, Inc.

 1,504,800

 139,000

 Equity Residential Property Trust

 7,209,930

 7,300

 Essex Property Trust, Inc. (b)

 876,292

 $

 18,576,955

 Retail Real Estate Investment Trusts - 22.6%

 147,400

 DDR Corp. (b)

 $

 1,606,660

 36,700

 Federal Realty Investment Trust (b)

 3,024,447

 196,200

 Kite Realty Group Trust

 718,092

 32,300

 National Retail Properties (b)

 867,901

 75,000

 Ramco-Gershenson Properties Trust

 615,000

 62,000

 Regency Centers Corp. (b)

 2,190,460

 90,100

 Simon Property Group

 9,909,198

 82,100

 The Macerich Co. (b)

 3,499,923

 $

 22,431,681

 Specialized Real Estate Investment Trusts - 24.7%

 47,400

 Entertainment Properties Trust (b)

 $

 1,847,652

 106,700

 Extra Space Storage Inc.

 1,987,821

 129,700

 HCP Inc.

 4,547,282

 21,700

 HealthCare REIT, Inc. (b)

 1,015,560

 233,200

 Host Hotels & Resorts Inc.

 2,551,208

 108,200

 Omega Healthcare Investors, Inc. (b)

 1,723,626

 50,500

 Public Storage, Inc. (b)

 5,623,175

 64,900

 RLJ Lodging Trust

 828,773

 91,400

 Ventas, Inc. *

 4,515,160

 $

 24,640,257

 Total Real Estate

 $

 96,285,655

 TOTAL COMMON STOCKS

 Principal

 (Cost  $59,040,508)

 $

 98,783,573

 Amount ($)

 TEMPORARY CASH INVESTMENTS - x.x %

 Securities Lending Collateral  - x.x % (c)

 Certificates of Deposit:

 502,599

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 502,783

 502,756

 Bank of Montreal Chicago, 0.38%, 9/26/12

 502,783

 502,556

 Bank of Nova Scotia, 0.32%, 6/11/12

 502,783

 125,775

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 125,811

 628,144

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 628,478

 628,129

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 628,440

 565,301

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 565,631

 314,064

 National Australia Bank NY, 0.27%, 10/19/11

 314,238

 439,890

 National Australia Bank NY, 0.31%, 1/9/12

 439,935

 691,239

 RaboBank nederland, 0.32%, 4/2/12

 691,400

 314,141

 Royal Bank of Canada NY, 0.48%, 9/10/12

 314,239

 627,835

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 628,492

 251,192

 Wachovia Corp., 0.38%, 10/15/11

 251,399

 188,559

 Wachovia Corp., 0.48%, 3/1/12

 188,634

 628,332

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 628,478

 $

 6,913,524

 Commercial Paper:

 251,221

 American Honda Finance, 0.30%, 1/11/12

 $

 251,391

 150,321

 Chariot Funding LLC, 0.16%, 10/17/11

 150,321

 502,774

 Chariot Funding LLC, 0.16%, 10/5/11

 502,774

 439,902

 Chariot Funding LLC, 0.15%,  10/19/11

 439,902

 200,998

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 200,998

 382,958

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 382,958

 314,222

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 314,222

 628,462

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 628,462

 288,419

 Federal Farm Credit, 0.18%, 8/20/12

 288,481

 452,124

 General Electric Capital Corp., 0.37%, 4/10/12

 452,501

 62,756

 General Electric Capital Corp., 0.42%, 7/27/12

 62,805

 69,115

 General Eletric Capital Corp., 0.48%, 11/21/11

 69,152

 314,236

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 314,236

 565,392

 Nestle Capital Corp., 0.19%, 12/20/11

 565,392

 502,392

 Nordea NA, 0.28%, 1/9/12

 502,392

 402,935

 Old Line Funding LLC, 0.17%, 10/5/11

 402,935

 188,538

 Old Line Funding LLC, 0.17%, 10/7/11

 188,538

 502,718

 Procter & Gamble, 0.14%, 11/3/11

 502,718

 314,001

 Royal Bank of Canada, 0.30%, 4/30/12

 314,239

 377,053

 Sanofi Aventis SA, 0.17%, 10/20/11

 377,053

 139,584

 Straight-a Funding LLC, 0.19%, 12/9/2011

 139,584

 628,327

 Svenska HandelsBanken, 0.38%, 6/29/12

 628,478

 337,023

 Thunderbay Funding LLC, 0.17%, 10/12/11

 337,023

 251,751

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 251,751

 125,640

 Thunderbay Funding LLC, 0.22%,  12/13/11

 125,640

 251,291

 Thunderbay Funding LLC, 0.22%,12/5/11

 251,291

 314,209

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 314,209

 314,116

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 314,116

 125,653

 Wells Fargo & Co., 0.34%, 1/24/12

 125,734

 $

 9,399,296

 Tri-party Repurchase Agreements:

 628,478

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $628,478 plus accrued interest on 10/3/11 collateralized by the following:

 $123,912 U.S. Treasury Bond, 5.0%, 5/15/37

 $517,136 U.S. Treasury Note, 1.75%, 5/31/16

 $

 628,478

 2,520,148

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $2,520,148 plus accrued interest on 10/3/11 collateralized by $2,570,612

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 2,520,148

 251,391

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $251,391 plus accrued interest on 10/3/11 collateralized by $256,419

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 251,391

 Shares

 $

 3,400,018

 Money Market Mutual Funds:

 942,718

 Dreyfus Preferred Money Market Fund

 $

 942,718

 942,717

 Fidelity Prime Money Market Fund

 942,717

 $

 1,885,435

 Total Securities Lending Collateral

 $

 21,598,273

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $21,598,273)

 $

 21,598,273

 TOTAL INVESTMENT IN SECURITIES

 (Cost  $80,638,781) (a)

 $

 120,381,846

 OTHER ASSETS AND LIABILITIES

 $

 (21,458,277)

 TOTAL NET ASSETS - 100.0%

 $

 98,923,569

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $80,638,781 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 45,742,452

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (5,998,387)

 Net unrealized loss

 $

 39,744,065

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Security

 Value

           9,400

 American Campus Communities, Inc.

 $

 349,774

         31,800

 AvalonBay Communities, Inc. *

 3,626,790

           4,700

 Boston Properties, Inc. *

 418,770

         22,000

 DCT Industrial Trust, Inc.

 96,580

        106,850

 DDR Corp.

 1,164,665

        102,757

 Dupont Fabros Technology, Inc.

 2,023,285

         41,300

 Entertainment Properties Trust

 1,609,874

              300

 Essex Property Trust, Inc.

 36,012

              800

 Federal Realty Investment Trust

 65,928

         19,310

 HealthCare REIT, Inc.

 903,708

         31,500

 Kilroy Realty Corp.

 985,950

         68,600

 Liberty Property Trust

 1,996,946

         76,800

 The Macerich Co.

 3,273,984

         34,350

 National Retail Properties

 922,985

           1,700

 Omega Healthcare Investors, Inc.

 27,081

         49,500

 Piedmont Office Realty Trust, Inc.

 800,415

              800

 Public Storage, Inc.

 89,080

         41,700

 Regency Centers Corp.

 1,473,261

         86,830

 Retail Opportunity Investment Corp.

 962,076

           1,000

 Starwood Hotels & Resorts World Wide, Inc.

 38,820

 Total

 $

 20,865,984

 (c)

 Securities lending collateral is managed by Credit Suisse, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
98,783,573

$
-

$
-

$
98,783,573

 Temporary Cash Investments

-

19,712,838

-

19,712,838

 Money Market Mutual Funds

1,885,435

-

-

1,885,435

 Total

$
100,669,008

$
19,712,838

$
-

$
120,381,846

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2011

* Print the name and title of each signing officer under his or her signature.